Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Borrowings

Details of borrowings as of December 31, 2016 and 2017, are as follows:

Debentures

(In millions of Korean won and thousands of foreign currencies)			2016			2017
Type	Maturity	Annual interest rates	Foreign currency	Korean won		Foreign currency	Korean won
MTNP notes[1]	Sept. 07, 2034	6.50%	USD 100,000	￦	120,850	USD 100,000	￦	107,140
MTNP notes	Jan. 20, 2017	—	USD 350,000		422,975	—		—
FR notes[2]	Aug. 28, 2018	LIBOR(3M)+1.15%	USD 300,000		362,550	USD 300,000		321,420
MTNP notes	Apr. 22, 2017	—	USD 650,000		785,525	—		—
MTNP notes	Apr. 22, 2019	2.63%	USD 350,000		422,975	USD 350,000		374,990
MTNP notes	Jan. 29, 2018	0.86%	JPY 6,800,000		70,503	JPY 6,800,000		64,539
MTNP notes	Feb. 23, 2018	0.48%	JPY 15,000,000		155,522	JPY 15,000,000		142,367
MTNP notes	July 18, 2026	2.50%	USD 400,000		483,400	USD 400,000		428,560
MTNP notes	Aug 07, 2022	2.63%	—		—	USD 400,000		428,560
The 173-2nd Public bond	Aug. 06, 2018	6.62%	—		100,000	—		100,000
The 177-3rd Public bond	Feb. 09, 2017	—	—		170,000	—		—
The 179th Public bond	Mar. 29, 2018	4.47%	—		260,000	—		260,000
The 180-2nd Public bond	Apr. 26, 2021	4.71%	—		380,000	—		380,000
The 181-2nd Public bond	Aug. 26, 2018	3.99%	—		90,000	—		90,000
The 181-3rd Public bond	Aug. 26, 2021	4.09%	—		250,000	—		250,000
The 182-2nd Public bond	Oct. 28, 2021	4.31%	—		100,000	—		100,000
The 183-2nd Public bond	Dec. 22, 2021	4.09%	—		90,000	—		90,000
The 183-3rd Public bond	Dec. 22, 2031	4.27%	—		160,000	—		160,000
The 184-1st Public bond	Apr. 10, 2018	2.74%	—		120,000	—		120,000
The 184-2nd Public bond	Apr. 10, 2023	2.95%	—		190,000	—		190,000
The 184-3rd Public bond	Apr. 10, 2033	3.17%	—		100,000	—		100,000
The 185-1st Public bond	Sept. 16, 2018	3.46%	—		200,000	—		200,000
The 185-2nd Public bond	Sept. 16, 2020	3.65%	—		300,000	—		300,000
The 186-1st Public bond	June 26, 2017	—	—		120,000	—		—
The 186-2nd Public bond	June 26, 2019	3.08%	—		170,000	—		170,000
The 186-3rd Public bond	June 26, 2024	3.42%	—		110,000	—		110,000
The 186-4th Public bond	June 26, 2034	3.70%	—		100,000	—		100,000
The 187-1st Public bond	Sept. 02, 2017	—	—		110,000	—		—
The 187-2nd Public bond	Sept. 02, 2019	2.97%	—		220,000	—		220,000
The 187-3rd Public bond	Sept. 02, 2024	3.31%	—		170,000	—		170,000
The 187-4th Public bond	Sept. 02, 2034	3.55%	—		100,000	—		100,000
The 188-1st Public bond	Jan. 29, 2020	2.26%	—		160,000	—		160,000
The 188-2nd Public bond	Jan. 29, 2025	2.45%	—		240,000	—		240,000
The 188-3rd Public bond	Jan. 29, 2035	2.71%	—		50,000	—		50,000
The 189-1st Public bond	Jan. 27, 2019	1.76%	—		100,000	—		100,000
The 189-2nd Public bond	Jan. 27, 2021	1.95%	—		130,000	—		130,000
The 189-3rd Public bond	Jan. 27, 2026	2.20%	—		100,000	—		100,000
The 189-4rd Public bond	Jan. 27, 2036	2.35%	—		70,000	—		70,000
The 17th unsecured bond	Apr. 22, 2018	1.89%	—		60,000	—		60,000

					7,344,300			5,987,576
Less: Current portion					(1,607,570)			(1,357,776)
Discount on bonds					(20,852)			(19,347)

Total				￦	5,715,878		￦	4,610,453

1	As of December 31, 2017, the Controlling Company has outstanding notes in the amount of USD 100 million with fixed interest rates under Medium Term Note Program (“MTNP”) registered in the Singapore Stock Exchange, which allowed issuance of notes of up to USD 2,000 million. However, the MTN Program has been suspended since 2007.
2	Libor (3M) are approximately 1.695 % as of December 31, 2017.

Summary of Short-term Borrowings

Short-term borrowings

	(In millions of Korean won)		2016		2017
Type	Financial institution	Annual interest rates
Operational	Shinhan Bank	2.99% ~ 4.41%	￦	120,300	￦	113,300
	Standard Charted Bank	—		8,000		—
	Korea Development Bank	3.97%		20,800		12,000
	Indutrial Bank of Korea	—		1,000		—
	SooHyup Bank	4.22%		3,000		3,000

	Total		￦	153,100	￦	128,300

Summary of Long-term Borrowings

Long-term borrowings

(In millions of Korean won and thousands of foreign currencies)				2016					2017
Financial institution	Type	Annual interest rates		Foreign currency		Korean won			Foreign currency			Korean won
Export-Import Bank of Korea	Inter-Korean Cooperation Fund[1]	1.50%		—		￦	5,181			—		￦	4,688
Shinhan Bank	General loans	2.50%		—			31,000			—			30,000
	Facility loans	2.56%		—			6,493			—			6,000
	Vessel facility loans[2]	LIBOR(3M)+0.706%		USD 21,000			25,379			USD 15,000			16,071
KEB Hana Bank	General loans	3.95%		—			3,000			—			3,000
Standard Charted Bank	General loans	3.16%		—			—			—			8,000
Woori Bank	General loans	—		—			13,000			—			—
NongHyup Bank	General loans	2.86%		—			—			—			8,000
	Facility loans	2.00%					123			—			123
Korea Development Bank	General loans		3.27%		—				30,000		—				30,000
Kookmin Bank	Facility loans		2.59%		—				7,000		—				2,333
NH Investment & Security Co., Ltd.	Commercial papers		3.17%		—				300,000		—				300,000
Others	Redeemable convertible preferred stock[3]		—		—				950		—				950
	Kookmin Bank and other[2]		3.15%		USD 183,796				222,117		USD 166,108				177,968

								￦	644,243					￦	587,133
	Less: Current portion							￦	(59,331)					￦	(87,398)

	Total							￦	584,912					￦	499,735

1	The Inter-Korean Cooperation Fund is repayable in installments over 13 years after a seven-year grace period.
2	LIBOR(3M) is approximately 1.695% as of December 31, 2017.
3	Skylife TV Co., Ltd., a subsidiary of the Group, issued 1,900,000 of redeemable convertible preferred stock with a par value per share of ￦500 in 2010.

Summary of Repayment of Borrowings Including the Current Liabilities

Repayment schedule of the Group’s borrowings including the portion of current liabilities as of December 31, 2017, is as follows:

(in millions of Korean won)
	Debentures						Borrowings						Total
	In local currency		In foreign currency		Sub- total		In local currency		In foreign currency		Sub- total
Jan 1, 2018 ~ Dec 31, 2018	￦	830,000	￦	528,326	￦	1,358,326	￦	167,395	￦	48,303	￦	215,698	￦	1,574,024
Jan 1, 2019 ~ Dec 31, 2019		490,000		374,990		864,990		343,465		48,303		391,768		1,256,758
Jan 1, 2020 ~ Dec 31, 2020		460,000		—		460,000		1,518		45,089		46,607		506,607
Jan 1, 2021 ~ Dec 31, 2021		950,000		—		950,000		1,518		41,875		43,393		993,393
After 2022		1,390,000		964,260		2,354,260		7,498		10,469		17,967		2,372,227

	￦	4,120,000	￦	1,867,576	￦	5,987,576	￦	521,394	￦	194,039	￦	715,433	￦	6,703,009

Summary of Carrying Amount and Fair Value of Debentures and Borrowings

Carrying amount and fair value of the Group’s debentures and borrowings as of December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2016				2017
Type	Carrying Amount		Fair Value		Carrying Amount		Fair Value
Debentures	￦	7,323,448	￦	7,387,085	￦	5,968,229	￦	6,022,551
Long-term borrowings (Including current portion of long-term borrowings)		644,243		644,010		587,133		587,475
Short-term borrowings		153,100		153,100		128,300		128,300

Total	￦	8,120,791	￦	8,184,195	￦	6,683,662	￦	6,738,326